Discontinued Operations (Tables)	12 Months Ended
Jul. 02, 2011
Discontinued Operations
Operating Results Of Discontinued Operations

In millions	Net Sales	Pretax Income (Loss)	Income (Loss)
2011
International Household and Body Care	$1,078	$ 72	$ 36
North American Fresh Bakery	2,037	58	159
North American Refrigerated Dough	307	42	27
Total	$3,422	$172	$ 222
2010
International Household and Body Care	$2,126	$254	$(199)
North American Fresh Bakery	2,128	32	23
North American Refrigerated Dough	326	56	37
Total	$4,580	$342	$(139)
2009
International Household and Body Care	$2,000	$245	$ 155
North American Fresh Bakery	2,200	13	10
North American Refrigerated Dough	316	47	31
Total	$4,516	$305	$ 196

Gain (Loss) On Sale Of Discontinued Operations

In millions	Pretax Gain (Loss) on Sale	Tax (Charge)/ Benefit	After Tax Gain (Loss)
2011
Global Body Care and European Detergents	$ 867	$(376)	$491
Air Care Products	273	(179)	94
Australia/New Zealand Bleach	48	(17)	31
Shoe Care Products	115	4	119
Other Household and Body Care Businesses	1	–	1
Total	$1,304	$(568)	$736
2010
Godrej Sara Lee joint venture	$ 150	$ (72)	$ 78
Other	8	(2)	6
Total	$ 158	$ (74)	$ 84

Cash Flow Impacts Of Discontinued Operations

In millions	2011	2010	2009

Discontinued operations impact on
Cash from operating activities	$221	$498	$579
Cash from (used in) investing activities	2,446	119	(105)
Cash used in financing activities	(2,667)	(625)	(468)
Net cash impact of discontinued operations	$–	$(8)	$6
Cash balance of discontinued operations
At start of period	–	$8	$2
At end of period	–	–	8
Increase (decrease) in cash of discontinued operations	$–	$(8)	$6

Summary Of Net Assets Held For Sale

In millions	July 2, 2011	July 3, 2010
Trade accounts receivable	$173	$200
Inventories	84	240
Other current assets	28	51
Total current assets held for sale	285	491
Property	558	616
Trademarks and other intangibles	263	452
Goodwill	612	1,038
Deferred assets	(91)	–
Other noncurrent assets	49	17
Assets held for sale	$1,676	$2,614
Accounts payable	$134	$137
Accrued expenses and other current liabilities	157	303
Current maturities of long-term debt	16	20
Total current liabilities held for sale	307	460
Long-term debt	79	92
Other liabilities	194	320
Liabilities held for sale	$580	$872
Noncontrolling interest	$29	$28

Balance Sheet Amounts From Consolidation Of VIEs

In millions	2011	2010
Inventories – Finished goods	$2	$2
Property – Machinery and equipment	18	22
Total assets	$20	$24
Current portion of long-term debt	$13	$12
Long-term debt excluding current portion	49	58
Total liabilities	$62	$70
Noncontrolling interests	$28	$23